Tax assets and liabilities (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balances At [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets	R$ 48,223,877	R$ 43,445,704	R$ 38,607,588
Temporary differences	42,737,528	37,877,300	33,086,551
Tax loss	5,486,349	5,561,066	5,521,037
CSLL 18%		7,338
Deferred Tax Liabilities	5,689,440	3,699,432	3,642,000
Temporary differences	5,689,440	3,699,432	3,642,000
Total	42,534,437	39,746,272	R$ 34,965,588
Adjustment To Income [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets	3,124,515	5,720,657
Temporary differences	3,206,570	5,673,290
Tax loss	(74,717)	40,029
CSLL 18%	(7,338)	7,338
Deferred Tax Liabilities	2,238,539	169,844
Temporary differences	2,238,539	169,844
Total	885,976	5,550,813
Fair Value Adjustments [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets	2,460,496	(950,117)
Temporary differences	2,460,496	(950,117)
Deferred Tax Liabilities	597,555	(116,235)
Temporary differences	597,555	(116,235)
Total	1,862,941	(833,882)
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets	(806,838)	67,576
Temporary differences	(806,838)	67,576
Deferred Tax Liabilities	(846,086)	3,823
Temporary differences	(846,086)	3,823
Total	R$ 39,248	R$ 63,753